Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000125197 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125197 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125197 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125197 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125197 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125197 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000125197 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000125197 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000125197 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000125197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000125197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000125197 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000125197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000125197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000125197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000125197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000125197 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125197 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125204 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125204 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125204 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125204 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000125204 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000125204 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000125204 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125204 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125204 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125204 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125204 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000125204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000125204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000125204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000125204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000125204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125204 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000200399 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200399 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000200399 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000200399 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200399 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200399 [Member] | First Trust Indxx Aerospace And Defense ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000200399 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000200399 [Member] | First Trust Small Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000257781 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000257781 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000257781 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000257781 [Member] | Western Union The Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000257781 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000257781 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000257781 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000257781 [Member] | Monarch Casino And Resort Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000257781 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000257781 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000257781 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000257781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000257781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000257781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000257781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000257781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000257781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000257781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000257781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000257781 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%